SHARE CAPITAL - General (Details)	12 Months Ended
	Dec. 31, 2020 Vote shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Common shares
SHARE CAPITAL
Voting rights for each share | Vote	1
Shares issued	28,928,916	8,706,779	2,801,720	102,916
Preferred shares
SHARE CAPITAL
Voting rights for each share | Vote	0
Shares issued	0
Shares outstanding	0